Filed Pursuant to Rule 497(e)
                                                 1933 Act File No.    333-29289
                                                 1940 Act File No.     811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                          CSI Equity Fund (the "Fund")
                         Supplement dated June 13, 2008
               to the Investor Shares and the Institutional Shares
                   Statement of Additional Information ("SAI")
                           each dated January 2, 2008

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT SAI AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

Effective June 13, 2008, the "deferred sales charge" is being eliminated and all references contained in the applicable SAI are hereby deleted.


                       PLEASE RETAIN FOR FUTURE REFERENCE